Gains or losses on non-financial assets and investments, net	12 Months Ended
Dec. 31, 2018
Gain Loss On Disposal Of Assets Not Held For Sale [Abstract]
Gains or losses on non-financial assets and investments, net

49.   Gains or losses on non financial assets, net

The detail of Gains/ (losses) on disposal of assets not classified as non-current assets held for sale is as follow:

	Million of euros
	2018	2017	2016
Gains:
Tangible and intangible assets	124	134	131
Investments	2	443	30
Of which:
Allfunds Bank, S.A. (Note 3)	—	425	—
	126	577	161
Losses:
Tangible and intangible assets	(92)	(43)	(116)
Investments	(6)	(12)	(15)
	(98)	(55)	(131)
	28	522	30